Shareholder Fees	Aug. 01, 2021 USD ($)
DWS Tax Expt Cash Prmr Shrs | DWS Tax-Exempt Portfolio | DWS Tax-Exempt Cash Premier Shares
Shareholder Fees:
(paid directly from your investment)	none